Financial Instruments	12 Months Ended
Dec. 28, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
Safeway manages interest rate risk through the strategic use of fixed- and variable-interest rate debt and, from time to time, interest rate swaps. The Company does not utilize financial instruments for trading or other speculative purposes, nor does it utilize leveraged financial instruments.  At year-end 2013, the Company had no interest rate swaps outstanding.